Debt - Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Letters of Credit
Debt
Letters of Credit Outstanding	$ 510,962	$ 827,850
Weighted Average Annual Cost (as a percent)	1.02%	0.94%
Letters of Credit | Revolving Credit Facilities
Debt
Letters of Credit Outstanding	$ 510,962	$ 827,850
Revolving Credit Facilities due 2021
Debt
Letters of Credit Outstanding	$ 0	$ 0